PRUDENTIAL SECTOR FUNDS, INC.

PGIM Jennison Health Sciences Fund

(the “Fund”)

Supplement dated April 21, 2022, to the Fund's Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

Effective June 30, 2022, David Chan will step down as co-portfolio manager of the Fund. Debra Netschert and Daniel Matviyenko, will continue to serve as co-portfolio managers of the Fund.

To reflect this change, all references to Mr. Chan are removed from the Fund’s Summary Prospectus, Prospectus and SAI effective June 30, 2022.

LR1406